S000022079 [Member] Investment Strategy - Smid Cap Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund attempts to achieve its investment objective by investing primarily in common stocks of small and medium capitalization U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small and medium capitalization companies. For purposes of this policy, small and medium capitalization companies have market capitalizations that fall within the outside range of the market capitalizations of companies in the Russell 2000® Growth Index and the Russell Midcap® Growth Index at the time of purchase (as of March 31, 2026, and as provided by the Sub-Adviser, this range was between $3 million and $96 billion). Because the Fund’s definition of small and medium capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets. If the market capitalization of a company held by the Fund moves outside the range, the Fund may, but is not required to, sell the security. The Fund’s investments in small capitalization companies may include micro-capitalization companies. Although the Fund invests primarily in publicly traded U.S. securities, the Fund may invest up to 25% of its net assets in foreign securities, including securities of issuers in countries with emerging markets or economies and securities quoted in foreign currencies. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.
The Sub-Adviser on behalf of the Fund employs a fundamental equity growth investment process that involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Sub-Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. No one factor or consideration is determinative in the stock selection process. With respect to the valuation of any private companies held by the Fund, the Sub-Adviser will consider a variety of factors it deems appropriate and reliable, including but not limited to, analyses of valuations of publicly traded companies in a similar line of business. The Sub-Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital or a company no longer fits within the Fund’s definition of a small or medium capitalization company.
The Fund may also invest in the aggregate up to 20% of its net assets in securities of companies that fall outside of the aforementioned small and medium capitalization range at the time of investment. The Fund may also invest in American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), shares of other investment companies and exchange-traded funds (“ETFs”), derivatives, such as futures, options, and swap agreements, and fixed income securities, such as government, corporate and bank debt obligations.
While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to the Industrials Sector, Information Technology Sector, Health Care Sector, and Consumer Discretionary Sector, as each sector is defined by the Global Industry Classification Standard.

Strategy Portfolio Concentration [Text]	The Fund attempts to achieve its investment objective by investing primarily in common stocks of small and medium capitalization U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small and medium capitalization companies.